SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement [Line Items]
Revenue	$ 2,270,788	$ 1,880,068
Cost of revenue	1,482,515	(1,022,655)
Gross profit	788,273	857,413
Operating expenses	(901,083)	(667,085)
Income (Loss) from operation	(112,810)	190,328
Depreciation and amortization	12,234	20,320
Capital expenditure	12,831	13,026
Total assets	11,573,504	6,769,750	$ 6,853,140
Total liabilities	1,806,315	1,374,914	$ 1,673,165
Joint Education Programs [Member]
Statement [Line Items]
Revenue	1,264,823	1,240,856
Cost of revenue	263,579	535,638
Gross profit	1,001,244	705,218
Operating expenses	(501,901)	(471,713)
Income (Loss) from operation	499,343	233,505
Capital expenditure	7,147	8,597
Total assets	6,446,412	3,655,666
Total liabilities	1,006,113	306,551
Depreciation and amortization	7,489	13,412
Textbook Sales [Member]
Statement [Line Items]
Revenue		13,316
Cost of revenue		7,633
Gross profit		5,683
Operating expenses		(1,725)
Income (Loss) from operation		3,958
Overseas Study Consulting [Member]
Statement [Line Items]
Revenue	72,725
Cost of revenue	12,412
Gross profit	60,313
Operating expenses	(28,858)	(91,567)
Income (Loss) from operation	31,455	(91,567)
Capital expenditure	411	92
Total assets	370,657	880,067
Total liabilities	57,850	614,641
Depreciation and amortization	343	144
Technological Consulting For Smart Campus Solutions [Member]
Statement [Line Items]
Revenue	933,240	625,896
Cost of revenue	1,206,524	479,384
Gross profit	(273,284)	146,512
Operating expenses	(370,324)	(102,080)
Income (Loss) from operation	(643,608)	44,432
Capital expenditure	5,273	4,337
Total assets	4,756,435	2,234,017
Total liabilities	742,352	453,722
Depreciation and amortization	$ 4,402	$ 6,764